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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: 06/30/03
                                                   --------------
      Check here if Amendment [ ]; Amendment Number:
                                                   --------------
       This Amendment (Check only one.):     [ ] is a restatement.
                                             [ ] adds new holdings
                                                  entries.
      Institutional Investment Manager Filing this Report:

      Name:    Timeless Investment Management & Research, LLC
               ---------------------------------------------
      Address: 150 N. Michigan Ave.
               ---------------------------------------------
               32nd Floor
               ---------------------------------------------
               Chicago, IL 60601
               ---------------------------------------------

      Form 13F File Number:  28-10318
                               -----------------
      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

      Name:    Patrick J. Wolcott
               ---------------------------------------------
      Title:   Principal
               ---------------------------------------------
      Phone:   (312) 233-9942
               ---------------------------------------------

      Signature, Place, and Date of Signing

      /s/ Patrick J. Wolcott    Chicago, Illinois            August 7, 2003
      ------------------------ ----------------------------- --------------
      [Signature]              [City, State]                 [Date]

      Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                              -------------
Form 13F Information Table Entry Total:             30
                                              -------------
Form 13F Information Table Value Total:       $160,402
                                              -------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                    FORM 13 F
Name of Reporting Manager: Timeless Investment Management & Research, LLC, 2Q03

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                                                                                  Shares of
                                                                                  Principal
Name of Issuer               Title of Class     CUSIP        Fair Market Value    Amount



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
Common:
A G EDWARDS                  Common Stock       281760108    $  4,640,940.00      135,700
APOGENT TECHNOLOGIES         Common Stock       03760A101    $  7,944,000.00      397,200
BEARING POINT                Common Stock       074002106    $  4,684,110.00      485,400
BJS WHSL CLUB                Common Stock       05548J106    $  6,370,380.00      423,000
BOK FINL CORP                Common Stock       05561Q201    $  4,230,936.00      109,695
CORUS BANKSHARES             Common Stock       220873103    $  4,794,570.00       99,000
DUANE READE INC              Common Stock       263578106    $  5,382,275.00      364,900
ENTEGRIS                     Common Stock       29362U104    $  5,268,480.00      392,000
HASBRO INC                   Common Stock       418056107    $  6,483,543.00      370,700
HOME FED BANCORP             Common Stock       436926109    $  4,297,560.00      177,000
HON INDUSTRIAL               Common Stock       438092108    $  4,364,550.00      143,100
IDEX CORP                    Common Stock       45167R104    $  5,280,168.00      145,700
INSIGHT ENTERPRISES          Common Stock       45765U103    $  7,122,480.00      708,000
KAYDON CORP                  Common Stock       486587108    $  4,349,280.00      209,100
KEANE INC COM                Common Stock       486665102    $  7,793,634.00      571,800
LITTELFUSE                   Common Stock       537008104    $  6,227,260.00      278,500
METTLER TOLEDO INTL          Common Stock       592688105    $  5,515,825.00      150,500
NORDSON                      Common Stock       655663102    $  2,857,230.00      119,800
PERRIGO CO                   Common Stock       714290103    $  4,771,764.00      305,100
PLEXUS CORP                  Common Stock       729132100    $  6,688,553.00      580,100
POLO RALPH LAUREN            Common Stock       731572103    $  5,699,590.00      221,000
QUINTILES TRANSNATIONAL      Common Stock       748767100    $  5,094,210.00      359,000
RAYMOND JAMES FINANCIAL      Common Stock       754730109    $  3,585,925.00      108,500
ROPER INDS                   Common Stock       776696106    $  3,723,720.00      100,100
SUPERIOR INDS                Common Stock       868168105    $  3,064,950.00       73,500
SYBRON DENTAL SPECIALTIES    Common Stock       871142105    $  7,325,440.00      310,400
TETRA TECH                   Common Stock       88162G103    $  5,904,711.00      344,700
TOYS R US                    Common Stock       892335100    $  8,593,080.00      709,000
VALASSIS COMMUNICATIONS      Common Stock       918866104    $  4,927,952.00      191,600
WERNER ENTERPRISES           Common Stock       950755108    $  3,415,320.00      161,100
                             Subtotal Common                 $160,402,436.00
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Preferred:

                             Subtotal Preferred              $            -
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                             Grand Total                     $160,402,436.00
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


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                                                                              Managers
Name of Issuer                      Investment Discretion                     See Instr. V         Voting Authority (Shares)
                             ---------------------------------------------                    ----------------------------------
                                         (b) Shared- As         (c)Shared-
                             (a) Sole    Defined in Instr. V    Other                         (a) Sole    (b) Shared    (c) None
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
Common:
A G EDWARDS                  135,700                                                                                    135,700
APOGENT TECHNOLOGIES         397,200                                                                                    397,200
BEARING POINT                485,400                                                                                    485,400
BJS WHSL CLUB                423,000                                                                                    423,000
BOK FINL CORP                109,695                                                                                    109,695
CORUS BANKSHARES              99,000                                                                                     99,000
DUANE READE INC              364,900                                                                                    364,900
ENTEGRIS                     392,000                                                                                    392,000
HASBRO INC                   370,700                                                                                    370,700
HOME FED BANCORP             177,000                                                                                    177,000
HON INDUSTRIAL               143,100                                                                                    143,100
IDEX CORP                    145,700                                                                                    145,700
INSIGHT ENTERPRISES          708,000                                                                                    708,000
KAYDON CORP                  209,100                                                                                    209,100
KEANE INC COM                571,800                                                                                    571,800
LITTELFUSE                   278,500                                                                                    278,500
METTLER TOLEDO INTL          150,500                                                                                    150,500
NORDSON                      119,800                                                                                    119,800
PERRIGO CO                   305,100                                                                                    305,100
PLEXUS CORP                  580,100                                                                                    580,100
POLO RALPH LAUREN            221,000                                                                                    221,000
QUINTILES TRANSNATIONAL      359,000                                                                                    359,000
RAYMOND JAMES FINANCIAL      108,500                                                                                    108,500
ROPER INDS                   100,100                                                                                    100,100
SUPERIOR INDS                 73,500                                                                                     73,500
SYBRON DENTAL SPECIALTIES    310,400                                                                                    310,400
TETRA TECH                   344,700                                                                                    344,700
TOYS R US                    709,000                                                                                    709,000
VALASSIS COMMUNICATIONS      191,600                                                                                    191,600
WERNER ENTERPRISES           161,100                                                                                    161,100

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Preferred:


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